UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Active Core U.S. Equity ETF (TACU)

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about Active Core U.S. Equity ETF (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Core U.S. Equity ETF	$0	0.00%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$14,336
  Number of Portfolio Holdings531
  Portfolio Turnover Rate18.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	36.7%
Financials	11.9
Industrials & Business Services	9.9
Communication Services	9.7
Consumer Discretionary	9.3
Health Care	8.8
Consumer Staples	4.1
Energy	3.2
Utilities	2.3
Other	4.1

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	6.9%
Apple	6.2
Alphabet	5.6
Microsoft	4.1
Amazon.com	3.2
Broadcom	2.6
Micron Technology	1.9
Meta Platforms	1.9
Tesla	1.6
Eli Lilly	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Active Core U.S. Equity ETF (TACU)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

202506-4610402

ETF1251-053 08/26

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
June 30, 2026

T. ROWE PRICE
TACU	Active Core U.S. Equity ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

Unaudited
 FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	12/10/25(1) Through
	6/30/26	12/31/25
NET ASSET VALUE
Beginning of period	$ 24.85	$ 25.00
Investment activities
Net investment income(2)(3)	0.15	0.02
Net realized and unrealized gain/loss	2.31	(0.17)
Total from investment activities	2.46	(0.15)
NET ASSET VALUE
End of period	$ 27.31	$ 24.85
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	9.86%	(0.60)%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.14%(5)	0.14%(5)
Net expenses after waivers/payments by Price Associates	0.00%(5)	0.00%(5)
Net investment income	1.22%(5)	1.11%(5)
Portfolio turnover rate(6)	18.6%	0.3%
Net assets, end of period (in thousands)	$ 14,336	$ 10,561

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.

(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

June 30, 2026 Unaudited

PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.8%
COMMUNICATION SERVICES 9.7%
Diversified Telecommunication Services 0.8%
AST SpaceMobile (1)	43	4
AT&T	1,287	27
Comcast, Class A	778	19
Deutsche Telekom, ADR	205	6
Space Exploration Technologies, Class A (1)	96	16
Verizon Communications	850	36
		108
Entertainment 1.1%
Electronic Arts	46	10
Liberty Media-Liberty Formula One, Class C (1)	60	6
Live Nation Entertainment (1)	32	6
Netflix (1)	1,010	72
ROBLOX, Class A (1)	118	6
Roku (1)	27	4
Spotify Technology (1)	27	12
Take-Two Interactive Software (1)	35	9
Walt Disney	285	27
Warner Bros Discovery (1)	376	10
		162
Interactive Media & Services 7.5%
Alphabet, Class A	1,510	540
Alphabet, Class C	736	260
Meta Platforms, Class A	480	270
Reddit, Class A (1)	22	4
		1,074

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Media 0.1%
Charter Communications, Class A (1)	21	3
EchoStar, Class A (1)	27	2
Omnicom Group	79	6
		11
Wireless Telecommunication Services 0.2%
T-Mobile US	202	34
		34
Total Communication Services		1,389
CONSUMER DISCRETIONARY 9.3%
Automobile Components 0.0%
Aptiv (1)	50	3
		3
Automobiles 1.8%
Ford Motor	759	11
General Motors	149	11
Rivian Automotive, Class A (1)	156	3
Tesla (1)	561	236
		261
Broadline Retail 3.3%
Amazon.com (1)	1,951	465
Coupang, Class A (1)	249	4
eBay	76	9
		478
Distributors 0.0%
Genuine Parts	43	5
		5
Hotels, Restaurants & Leisure 1.6%
Airbnb, Class A (1)	70	10

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Booking Holdings	204	36
Carnival	225	7
Chipotle Mexican Grill (1)	264	9
Darden Restaurants	27	6
DoorDash, Class A (1)	60	11
DraftKings (1)	107	3
Expedia Group	24	6
Flutter Entertainment (1)	33	3
Hilton Worldwide Holdings	39	13
Las Vegas Sands	545	25
Marriott International, Class A	36	13
McDonald's	133	36
Restaurant Brands International	77	6
Royal Caribbean Cruises	41	13
Starbucks	173	18
Travel Leisure	80	6
Yum! Brands	57	9
		230
Household Durables 0.6%
DR Horton	54	9
Garmin	26	6
PulteGroup	73	10
SharkNinja (1)	135	20
Toll Brothers	219	36
TopBuild (1)	8	3
		84
Leisure Products 0.1%
Brunswick	55	5
		5
Specialty Retail 1.7%
AutoZone (1)	5	16

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Best Buy	48	4
Burlington Stores (1)	13	4
Carvana (1)	120	8
Home Depot	169	60
Lowe's	134	30
O'Reilly Automotive (1)	151	14
Ross Stores	53	11
TJX	253	38
Tractor Supply	396	12
Ulta Beauty (1)	89	40
Wayfair, Class A (1)	27	2
Williams-Sonoma	25	6
		245
Textiles, Apparel & Luxury Goods 0.2%
Deckers Outdoor (1)	33	3
Lululemon Athletica (1)	23	3
NIKE, Class B	219	9
Tapestry	37	5
		20
Total Consumer Discretionary		1,331
CONSUMER STAPLES 4.1%
Beverages 1.0%
Coca-Cola	749	61
Constellation Brands, Class A	31	4
Keurig Dr Pepper	764	25
Monster Beverage (1)	123	12
PepsiCo	276	37
		139
Consumer Staples Distribution & Retail 1.4%
Casey's General Stores	6	5
Costco Wholesale	66	62

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Dollar General	91	10
Dollar Tree (1)	34	4
Kroger	103	6
Sysco	103	9
Target	75	10
U.S. Foods Holding (1)	52	5
Walmart	815	92
		203
Food Products 0.2%
Archer-Daniels-Midland	135	10
Flowers Foods	566	5
Hershey	27	5
Mondelez International	212	12
Post Holdings (1)	44	4
		36
Household Products 0.8%
Church & Dwight	61	6
Colgate-Palmolive	251	23
Kimberly-Clark	75	8
Procter & Gamble	498	73
		110
Personal Care Products 0.1%
Estee Lauder, Class A	46	4
Kenvue	370	7
		11
Tobacco 0.6%
Altria Group	339	24
Philip Morris International	349	63
		87
Total Consumer Staples		586

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
ENERGY 3.2%
Energy Equipment & Services 0.4%
Baker Hughes	164	9
Halliburton	206	7
SLB	381	18
TechnipFMC	279	18
		52
Oil, Gas & Consumable Fuels 2.8%
Cheniere Energy	40	10
Chevron	385	64
ConocoPhillips	193	20
Devon Energy	269	11
Diamondback Energy	45	8
EOG Resources	211	27
EQT	127	7
Exxon Mobil	817	112
Kinder Morgan	636	20
Marathon Petroleum	51	13
Occidental Petroleum	128	6
ONEOK	115	10
Ovintiv	206	11
Permian Resources	499	9
Phillips 66	70	12
Suncor Energy	240	13
Targa Resources	35	9
Texas Pacific Land	8	3
TotalEnergies	123	10
Valero Energy	51	13
Williams	196	15
		403
Total Energy		455

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
FINANCIALS 11.9%
Banks 3.3%
Bank of America	1,682	96
Barclays, ADR	168	4
BNP Paribas, ADR	84	5
Citigroup	261	36
Commerce Bancshares	154	9
Fifth Third Bancorp	163	9
First Hawaiian	338	10
FNB	568	11
JPMorgan Chase	512	168
NU Holdings, Class A (1)	597	8
PNC Financial Services Group	62	15
Southstate Bank	65	6
Truist Financial	217	11
U.S. Bancorp	560	34
UniCredit, ADR	106	5
Wells Fargo	471	39
Zions Bancorp	115	8
		474
Capital Markets 3.2%
Ameriprise Financial	31	14
Ares Management	42	5
Bank of New York Mellon	286	41
Blackrock	24	23
Blackstone	121	14
Cboe Global Markets	23	6
Charles Schwab	560	52
CME Group	125	28
Coinbase Global, Class A (1)	36	5
Goldman Sachs Group	49	50
Interactive Brokers Group, Class A	89	8

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Intercontinental Exchange	211	26
KKR	127	12
LPL Financial Holdings	30	8
Moody's	55	25
Morgan Stanley	327	68
MSCI	12	7
Nasdaq	82	6
Northern Trust	50	9
Raymond James Financial	43	6
Robinhood Markets, Class A (1)	122	12
S&P Global	48	20
State Street	56	9
		454
Consumer Finance 0.4%
American Express	103	35
Capital One Financial	98	19
SoFi Technologies (1)	230	4
Synchrony Financial	91	7
		65
Financial Services 3.4%
Affirm Holdings (1)	55	5
Apollo Global Management	77	9
Berkshire Hathaway, Class B (1)	350	175
Block (1)	217	17
Corpay (1)	98	33
Fidelity National Information Services	114	4
Fiserv (1)	126	6
Global Payments	167	12
Mastercard, Class A	168	86
PayPal Holdings	162	7
Rocket, Class A (1)	168	3

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Visa, Class A	377	129
		486
Insurance 1.6%
Aflac	77	9
Allstate	134	32
American International Group	90	7
Aon, Class A	35	12
Arch Capital Group (1)	77	7
Arthur J. Gallagher	48	11
Assured Guaranty	56	5
Axis Capital Holdings	79	8
Brown & Brown	83	5
Chubb	148	50
Marsh & McLennan	103	17
MetLife	131	11
Progressive	90	20
Prudential Financial	124	13
Travelers	35	12
Willis Towers Watson	22	6
		225
Mortgage Real Estate Investment Trusts 0.0%
Starwood Property Trust, REIT	357	6
		6
Total Financials		1,710
HEALTH CARE 8.8%
Biotechnology 1.8%
AbbVie	307	77
Alnylam Pharmaceuticals (1)	23	7
Amgen	83	30
Arrowhead Pharmaceuticals (1)	32	3
Ascendis Pharma (1)	12	3

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Biogen (1)	30	6
Gilead Sciences	338	43
Incyte (1)	40	5
Insmed (1)	42	4
Moderna (1)	79	6
Natera (1)	25	7
Neurocrine Biosciences (1)	23	4
Regeneron Pharmaceuticals	29	18
Revolution Medicines (1)	35	7
Roivant Sciences (1)	121	4
United Therapeutics (1)	17	9
Vertex Pharmaceuticals (1)	39	19
		252
Health Care Equipment & Supplies 1.4%
Abbott Laboratories	277	25
Baxter International	196	4
Becton Dickinson & Company	55	8
Boston Scientific (1)	679	29
Dexcom (1)	75	5
Edwards Lifesciences (1)	107	10
GE HealthCare Technologies	90	6
IDEXX Laboratories (1)	13	7
Intuitive Surgical (1)	91	36
Medline, Class A (1)	102	4
Medtronic	200	16
ResMed	151	30
Stryker	55	17
		197
Health Care Providers & Services 1.7%
Cardinal Health	40	9
Cencora	33	9
Centene (1)	255	16

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Cigna	42	12
CVS Health	266	28
Elevance Health	81	31
Guardant Health (1)	24	4
HCA Healthcare	20	8
Humana	23	9
McKesson	25	19
Quest Diagnostics	55	12
Tenet Healthcare (1)	96	18
UnitedHealth Group	172	71
		246
Health Care Technology 0.0%
Veeva Systems, Class A (1)	28	5
		5
Life Sciences Tools & Services 0.7%
Agilent Technologies	58	8
Danaher	100	19
Illumina (1)	30	5
IQVIA Holdings (1)	30	6
Medpace Holdings (1)	16	8
Mettler-Toledo International (1)	3	4
Thermo Fisher Scientific	79	39
Waters (1)	18	7
West Pharmaceutical Services	19	7
		103
Pharmaceuticals 3.2%
Bristol-Myers Squibb	636	37
Elanco Animal Health (1)	120	3
Eli Lilly	169	203
Johnson & Johnson	447	113
Merck	462	59

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Pfizer	887	21
Royalty Pharma, Class A	97	5
Viatris	794	13
Zoetis	108	8
		462
Total Health Care		1,265
INDUSTRIALS & BUSINESS SERVICES 9.9%
Aerospace & Defense 2.4%
ATI (1)	27	5
Axon Enterprise (1)	13	7
Boeing (1)	138	30
BWX Technologies	22	4
Carpenter Technology	6	4
Curtiss-Wright	7	5
FTAI Aviation	20	5
General Dynamics	40	14
General Electric	216	81
HEICO	40	14
Honeywell Aerospace (1)	54	12
Howmet Aerospace	99	27
L3Harris Technologies	79	23
Lockheed Martin	33	17
Northrop Grumman	50	26
Rocket Lab (1)	77	8
RTX	211	40
Textron	103	10
TransDigm Group	7	9
Woodward	11	5
		346
Air Freight & Logistics 0.2%
CH Robinson Worldwide	25	5
FedEx	43	14

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
United Parcel Service, Class B	114	12
		31
Building Products 0.4%
Carrier Global	143	10
Johnson Controls International	98	14
Lennox International	6	3
Modine Manufacturing (1)	11	3
Simpson Manufacturing	31	7
Trane Technologies	36	18
		55
Commercial Services & Supplies 0.3%
Cintas	57	10
Copart (1)	180	5
RB Global	45	5
Republic Services	35	8
Waste Management	59	13
		41
Construction & Engineering 0.4%
Comfort Systems	10	20
Dycom Industries (1)	8	4
EMCOR Group	7	6
MasTec (1)	13	5
Quanta Services	24	17
Sterling Infrastructure (1)	6	5
Vinci, ADR	154	6
		63
Electrical Equipment 1.6%
AMETEK	162	39
Bloom Energy, Class A (1)	43	13
Eaton	75	32
Emerson Electric	177	25

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
GE Vernova	42	49
Generac Holdings (1)	12	4
Hubbell	10	5
NEXTracker, Class A (1)	29	4
nVent Electric	32	5
Regal Rexnord	14	3
Rockwell Automation	22	11
Vertiv Holdings, Class A	94	32
		222
Ground Transportation 0.7%
Canadian National Railway	75	9
CSX	321	15
FedEx Freight Holding (1)	21	3
Norfolk Southern	39	12
Old Dominion Freight Line	32	7
Uber Technologies (1)	318	23
Union Pacific	94	26
XPO (1)	26	5
		100
Industrial Conglomerates 0.2%
3M	87	14
Honeywell International	54	12
		26
Machinery 2.4%
Caterpillar	89	95
Cummins	30	21
Deere	40	25
Donaldson	65	6
Dover	77	17
Fortive	226	14
IDEX	104	24

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Illinois Tool Works	51	14
Ingersoll-Rand	93	8
Mueller Industries	100	12
PACCAR	104	12
Parker-Hannifin	56	55
Stanley Black & Decker	164	15
Westinghouse Air Brake Technologies	33	9
Xylem	193	23
		350
Passenger Airlines 0.3%
Delta Air Lines	114	11
Southwest Airlines	97	5
United Airlines Holdings (1)	187	25
		41
Professional Services 0.5%
Automatic Data Processing	130	29
Equifax	26	4
Paychex	71	7
SS&C Technologies Holdings	234	15
TransUnion	49	4
Verisk Analytics	30	5
		64
Trading Companies & Distributors 0.5%
AerCap Holdings	45	6
Fastenal	196	9
Ferguson Enterprises	33	8
QXO (1)	103	2
Sunbelt Rentals Holdings	82	6
United Rentals	12	14
WESCO International	12	4

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
WW Grainger	21	29
		78
Total Industrials & Business Services		1,417
INFORMATION TECHNOLOGY 36.7%
Communications Equipment 1.4%
Arista Networks (1)	256	43
Ciena (1)	23	11
Cisco Systems	842	99
F5 (1)	11	5
Lumentum Holdings (1)	12	10
Motorola Solutions	76	32
		200
Electronic Equipment, Instruments & Components 1.5%
Advanced Energy Industries	10	4
Amphenol, Class A	296	52
CDW	54	7
Coherent (1)	27	11
Corning	122	31
Fabrinet (1)	7	4
Flex (1)	61	10
Jabil	17	6
Keysight Technologies (1)	83	29
TD SYNNEX	63	17
TE Connectivity	58	12
Teledyne Technologies (1)	36	24
TTM Technologies (1)	20	4
		211
IT Services 0.8%
Accenture, Class A	99	12
Akamai Technologies (1)	41	5
Applied Digital (1)	49	2

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Cloudflare, Class A (1)	51	12
Cognizant Technology Solutions, Class A	101	4
CoreWeave, Class A (1)	57	6
DigitalOcean Holdings (1)	17	2
International Business Machines	143	40
MongoDB (1)	17	6
Okta (1)	42	6
Snowflake (1)	58	15
Twilio, Class A (1)	28	6
VeriSign	21	5
		121
Semiconductors & Semiconductor Equipment 18.3%
Advanced Micro Devices (1)	336	195
Analog Devices	77	31
Applied Materials	147	106
ASML Holding	4	8
Astera Labs (1)	23	11
Broadcom	1,002	379
Credo Technology Group Holding (1)	33	9
Entegris	33	6
First Solar (1)	22	5
Globalfoundries	82	7
Intel (1)	900	126
KLA	313	94
Lam Research	229	99
Lattice Semiconductor (1)	29	4
MACOM Technology Solutions Holdings (1)	13	5
Marvell Technology	201	60
Microchip Technology	101	9
Micron Technology	239	276
MKS	16	7
Monolithic Power Systems	6	8
NVIDIA	4,957	992

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
ON Semiconductor (1)	165	16
Onto Innovation (1)	11	4
Qnity Electronics	40	7
QUALCOMM	278	51
Rambus (1)	74	10
Semtech (1)	19	3
SiTime (1)	4	3
Skyworks Solutions	157	11
Taiwan Semiconductor Manufacturing, ADR	25	12
Teradyne	27	13
Texas Instruments	179	53
		2,620
Software 7.0%
Adobe (1)	58	12
AppLovin, Class A (1)	63	32
Atlassian, Class A (1)	33	3
Autodesk (1)	43	8
Cadence Design Systems (1)	78	29
Circle Internet Group (1)	19	1
Crowdstrike Holdings, Class A (1)	39	30
Datadog, Class A (1)	57	15
Fair Isaac (1)	3	4
Fortinet (1)	101	16
Intuit	44	11
IREN (1)	62	3
Microsoft	1,582	590
MicroStrategy, Class A (1)	49	4
Oracle	321	47
Palantir Technologies, Class A (1)	386	45
Palo Alto Networks (1)	126	43
PTC (1)	64	7
Roper Technologies	24	8
Rubrik, Class A (1)	37	3

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Salesforce.com	178	28
ServiceNow (1)	230	23
Synopsys (1)	33	15
Terawulf Inc (1)	76	2
Unity Software (1)	82	2
Workday (1)	179	22
Zoom Communications (1)	64	6
Zscaler (1)	22	3
		1,012
Technology Hardware, Storage & Peripherals 7.7%
Apple	3,086	893
Dell Technologies, Class C	105	45
Everpure, Class A (1)	70	5
Hewlett Packard Enterprise	456	21
HP	229	5
IonQ (1)	65	3
NetApp	68	11
Sandisk (1)	32	73
Super Micro Computer (1)	91	3
Western Digital	72	46
		1,105
Total Information Technology		5,269
MATERIALS 1.8%
Chemicals 0.7%
Air Products & Chemicals	37	11
Albemarle	23	3
Corteva	117	10
Dow	139	4
Ecolab	40	11
International Flavors & Fragrances	72	6
Linde	71	37
PPG Industries	54	6

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Sherwin-Williams	38	13
Solstice Advanced Materials	1	-
		101
Construction Materials 0.1%
CRH	102	11
Vulcan Materials	28	8
		19
Containers & Packaging 0.3%
Amcor	225	10
Avery Dennison	51	8
International Paper	85	3
Smurfit WestRock	376	18
		39
Metals & Mining 0.7%
Agnico Eagle Mines	43	7
Alcoa	54	3
Anglogold Ashanti	169	14
Coeur Mining	213	3
Freeport-McMoRan	225	14
Kinross Gold	195	4
Newmont	249	23
Nucor	44	10
Reliance Steel & Aluminum	23	8
Royal Gold	19	4
Steel Dynamics	25	6
		96
Total Materials		255
REAL ESTATE 2.1%
Health Care REITs 0.5%
Ventas, REIT	206	18

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Welltower, REIT	215	49
		67
Industrial REITs 0.3%
First Industrial Realty Trust, REIT	95	6
Prologis, REIT	195	26
Rexford Industrial Realty, REIT	211	7
		39
Real Estate Management & Development 0.1%
CBRE Group, Class A (1)	57	8
CoStar Group (1)	90	2
		10
Residential REITs 0.1%
AvalonBay Communities, REIT	73	14
		14
Retail REITs 0.2%
Federal Realty Investment Trust, REIT	64	8
NNN REIT, REIT	150	7
Realty Income, REIT	159	10
Simon Property Group, REIT	60	13
		38
Specialized REITs 0.9%
American Tower, REIT	74	12
Crown Castle, REIT	89	7
Digital Realty Trust, REIT	77	14
Equinix, REIT	30	31
Extra Space Storage, REIT	49	7
Iron Mountain, REIT	60	8
National Storage Affiliates Trust, REIT	136	6
Public Storage, REIT	77	25
SBA Communications, REIT	27	5

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
VICI Properties, REIT	772	20
		135
Total Real Estate		303
UTILITIES 2.3%
Electric Utilities 1.3%
American Electric Power	84	12
Constellation Energy	49	12
Duke Energy	116	15
Edison International	83	6
Entergy	79	9
Exelon	191	9
NextEra Energy	404	35
NRG Energy	40	6
OGE Energy	177	9
PG&E	2,042	34
Pinnacle West Capital	87	9
Southern	244	23
Xcel Energy	136	11
		190
Gas Utilities 0.2%
Atmos Energy	139	24
		24
Independent Power & Renewable Electricity Producer 0.1%
Talen Energy (1)	7	3
Vistra	76	12
		15
Multi-Utilities 0.7%
Ameren	253	29
CMS Energy	167	13
Consolidated Edison	251	28

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Dominion Energy	153	10
Public Service Enterprise Group	96	8
Sempra	110	10
		98
Total Utilities		327
Total Common Stocks (Cost $13,159)		14,307
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, 3.58% (2)	56,812	57
Total Short-Term Investments (Cost $57)		57
Total Investments in Securities 100.2% of Net Assets (Cost $13,216)		$14,364

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield

ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

June 30, 2026 Unaudited
 STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)

Assets
Investments in securities, at value (cost $13,216)	$14,364
Receivable for investment securities sold	680
Dividends receivable	7
Cash	1
Total assets	15,052
Liabilities
Payable for investment securities purchased	716
Total liabilities	716
NET ASSETS	$14,336
Net Assets Consists of:
Total distributable earnings (loss)	$1,247
Paid-in capital applicable to 525,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	13,089
NET ASSETS	$14,336
NET ASSET VALUE PER SHARE	$27.31
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

Unaudited
 STATEMENT OF OPERATIONS

($000s)

6 Months Ended
6/30/26
Investment Income (Loss)
Dividend income	$77
Expenses
Investment management and administrative expense	9
Waived / paid by Price Associates	(9)
Total expenses	—
Net investment income	77
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(111)
In-kind redemptions	126
Net realized gain	15
Change in net unrealized gain / loss on securities	1,221
Net realized and unrealized gain / loss	1,236
INCREASE IN NET ASSETS FROM OPERATIONS	$1,313
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

Unaudited
 STATEMENT OF CHANGES IN NET ASSETS

($000s)

	6 Months Ended	12/10/25 Through
	6/30/26	12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income	$77	$7
Net realized gain	15	—
Change in net unrealized gain / loss	1,221	(73)
Increase (decrease) in net assets from operations	1,313	(66)
Capital share transactions*
Shares sold	4,323	10,627
Shares redeemed	(1,861)	—
Increase in net assets from capital share transactions	2,462	10,627
Net Assets
Increase during period	3,775	10,561
Beginning of period	10,561	-
End of period	$14,336	$10,561
*Share information (000s)
Shares sold	175	425
Shares redeemed	(75)	—
Increase in shares outstanding	100	425
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

Unaudited
 NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Active Core U.S. Equity ETF (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund incepted on December 10, 2025. The fund seeks to provide long-term capital growth.
NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income is recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 – VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On June 30, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE 3 – OTHER INVESTMENT TRANSACTIONS
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $2,345,000 and $2,649,000, respectively, for the six months ended June 30, 2026. Portfolio securities received and delivered through in-kind transactions aggregated $4,270,000 and $1,424,000, respectively, for the six months ended June 30, 2026.

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

NOTE 4 – FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $13,216,000. Net unrealized gain aggregated $1,148,000 at period-end, of which $1,764,000 related to appreciated investments and $616,000 related to depreciated investments.
NOTE 5 – RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.14% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses. Price Associates has contractually agreed, at least through January 30, 2027, to waive and/or bear all fees and expenses. Before January 30, 2027, the waiver may only be amended or terminated with approval by the Board. Fees waived and expenses paid under this agreement are not subject to recoupment and/or reimbursement to Price Associates by the fund. The total management fees waived were $9,000 for the period ended June 30, 2026. All costs related to organization and offering of the fund are borne by Price Associates.

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
As of June 30, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 400,000 shares of the fund, representing 76% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 6 – SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

NOTE 7 – OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1251-051 08/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026